Goodwill and Intangible Assets (Cost and Accumulated Amortization of Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 911	$ 679
Accumulated Amortization	(228)	(184)
Intangible Assets, Net	$ 683	$ 495
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	15 years	16 years
Intangible Assets, Gross	$ 470	$ 271
Accumulated Amortization	(100)	(83)
Intangible Assets, Net	$ 370	$ 188
Developed technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	19 years	22 years
Intangible Assets, Gross	$ 75	$ 68
Accumulated Amortization	(37)	(36)
Intangible Assets, Net	$ 38	$ 32
Contract backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	18 years	19 years
Intangible Assets, Gross	$ 291	$ 255
Accumulated Amortization	(76)	(52)
Intangible Assets, Net	$ 215	$ 203
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	13 years	14 years
Intangible Assets, Gross	$ 25	$ 24
Accumulated Amortization	(15)	(13)
Intangible Assets, Net	10	11
Trademarks/trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	50	61
Intangible Assets, Net	$ 50	$ 61